ACQUISITION - Narrative (Details) - American Equity Investment Life Holdings - USD ($) $ in Millions		3 Months Ended			6 Months Ended
	May 02, 2024	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Business Combination [Line Items]
Cash consideration transferred	$ 3,992
Cash	2,525
Stock consideration	$ 1,111
Consolidated unaudited pro forma revenue				$ 3,100	$ 7,000
Consolidated unaudited pro forma net profit (loss)				$ 610	1,800
Increase in VOBA asset		$ 45	$ 45
Increase in market risk benefits liability		45	$ 45
Decrease in intangible assets		40
Increase to deferred tax asset		8
Increase in goodwill		$ 32
Settlement loss					48
Additional market risk benefits AOCI loss					66
Gain on disposal on pre-existing equity interest fair value					4
Acquisition costs					$ 127